Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Trust account	$ 206,826
Ordinary shares issued (in Shares)	20,000,000
Net tangible assets	$ 5,000
Redemption value per share (in Dollars per share)	$ 10.34	$ 10.34
Federal depository insurance coverage	$ 250
Offering costs	586
Deferred underwriter commission	$ 12,000,000
Tax benefit percentage	50.00%
Class A Ordinary Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares issued (in Shares)	20,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001